Convertible Debenture and Warrant (Details Narrative) - USD ($)			3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	Nov. 01, 2023	Feb. 15, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Feb. 14, 2023	Dec. 31, 2022	Dec. 22, 2022	Jul. 26, 2021
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage										10.00%
Debt instrument interest rate effective percentage										8.00%
Principal amount			$ 4,400,000			$ 4,400,000	$ 4,400,000			$ 4,400,000	$ 109,165
Convertible conversion price1													$ 16.46
Term loan			3,464,698			3,464,698	3,464,698				$ 3,967,975	$ 1,267,199
initial debt discount										$ 383,333
Change in fair value of the convertible debenture			$ (422,808)			(678,037)	(678,037)
Accretion for discount for OID						$ 50,000
Class of warrant exercise price									$ 6.30	$ 45.00			$ 68.00
Debt discount				$ 1,174,229			1,174,229
Amortization of debt discount							$ 146,778
Warrant [Member]
Debt Instrument [Line Items]
Purchase of warrant		$ 880,000
Warrant exercise price		$ 8.75
Original issue underlying excess rate		19.99%
Initial conversion price per share		$ 8.75
Class of warrant exercise price		$ 4.0704
Beneficial ownership percentage		9.99%
Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage										10.00%
Debt instrument interest rate effective percentage										8.00%
Principal amount										$ 4,400,000
Original issue underlying excess rate		9.99%
Class of warrant exercise price		$ 8.75
Senior Convertible Debenture [Member]
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage										8.00%
Debt instrument interest rate effective percentage										10.00%
Principal amount		$ 4,000,000								$ 4,400,000
Convertible conversion price1										$ 7.00
Term loan										$ 7.00
Reset price										$ 4.1772
Convertible conversion price1										$ 3.00
Senior Convertible Debenture [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument accrued interest	$ 209,524
Debt conversion description	The Monthly Redemption Amount will be paid in cash; provided, that the Company may elect to pay all or a portion of a Monthly Redemption Amount in ordinary shares of the Company, based on a conversion price equal to the lesser of (i) the then Conversion Price of the Debenture and (ii) 80% of the average of the VWAPs (as defined in the Debenture) for the five consecutive trading days ending on the trading day that is immediately prior to the applicable Monthly Redemption Date.
Debt instrument description	The Debenture initially accrues interest at the rate of 8% per annum for the first 12 months from the February 15, 2023, at the rate of 10% per annum for the ensuing 12 months, and thereafter until Maturity, at the rate of 12%, Interest may be paid in cash or ordinary shares of the Company or a combination thereof at the option of the Company; provided that interest may only be paid in shares if the Equity Conditions (as defined in the Debenture) have been satisfied, including Shareholder Approval. The Debenture includes a beneficial ownership blocker of 9.99%.